Servicing of Residential Loans - Summary of Activity in Servicing Rights Carried at Fair Value (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended	1 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Jan. 31, 2013	Mar. 31, 2014	Dec. 31, 2012
Servicing Asset at Fair Value, Amount [Roll Forward]
Balance at beginning of period	$ 1,513,830	$ 766,943	$ 1,131,124	$ 0	$ 0	$ 0
Changes in fair value due to:
Changes in valuation inputs or other assumptions	(43,376)	93,311	(68,994)	89,331	176,697
Other changes in fair value	(40,176)	(28,234)	(62,192)	(45,329)	(141,533)
Other					12,894
Balance at end of period	1,496,073	888,210	1,496,073	888,210	1,131,124
Servicing Rights Carried at Fair Value [Member]
Servicing Asset at Fair Value, Amount [Roll Forward]
Balance at beginning of period								26,382
Changes in fair value due to:
Balance at end of period								26,382
ResCap Acquisition [Member]
Changes in fair value due to:
Servicing rights capitalized upon transfers of loans	0	0	0	242,604	242,604
Bank of America Asset Purchase [Member]
Changes in fair value due to:
Servicing rights capitalized upon transfers of loans					502,973	495,700
Everbank Financial Corp [Member]
Changes in fair value due to:
Servicing rights capitalized upon transfers of loans	0	0	58,680	0			58,680
Purchase Of Servicing Rights [Member]
Changes in fair value due to:
Servicing rights capitalized upon transfers of loans	20,241	19,885	339,288	537,627	123,358
Capitalized Servicing Rights [Member]
Changes in fair value due to:
Servicing rights capitalized upon transfers of loans	$ 45,554	$ 36,305	$ 98,167	$ 37,595	$ 187,749